FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 14, 2017	Nov. 20, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Interest expense			$ (687)	$ (879)	$ (1,172)
Interest income			72	56	58
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)			(572)	578	138
Accretion of defined benefit obligations and other long term liabilities			(349)	(353)	(435)
Net foreign exchange result			(235)	546	(3)
Other			(439)	(823)	(642)
Total			(2,210)	(875)	(2,056)
Premiums and fees for bonds early redeemed			$ 104	389	$ 399
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Finance costs	$ 92	$ 79		$ 92